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                                                                          ZURICH


                               Zurich Money Funds

report

                               Zurich Money Market Fund

                               Zurich Government
                               Money Fund

                               Zurich Tax-Free Money Fund










                               Annual Report to Shareholders
                               for the Period Ended July 31, 2001
table of contents



                    3   Fund objectives

                    4   Performance summary

                    7   Variables affecting performance

                    8   Performance review

                   10   Terms to know

                   11   Portfolio composition

                   12   Portfolio of investments

                   29   Financial statements

                   34   Financial highlights

                   37   Notes to financial statements

                   42   Report of independent auditors

                   43   Tax information

                   44   Shareholder meeting results
fund objectives



Zurich Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high-quality short-term money market instruments consistent with its specific objective as outlined below.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Zurich Money Market Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper, securities of the U.S. Government, its agencies, and bank certificates of deposit.

Zurich Government Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zurich Tax-Free Money Fund

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary

Zurich Money Market Fund

Yield Comparison



Zurich Money Market Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown.

Fund Yield vs. First Tier Money Fund Average
--------------------------------------------------------------------------------

                           Weekly 7-Day Average Yield

                                         First Tier
                      Fund Yield       Money Average

              8/1/2000     6.31            5.91
                           6.34            5.90
                           6.36            5.92
                           6.39            5.90
                           6.35            5.91
                           6.35            5.90
                           6.36            5.90
                           6.32            5.90
                           6.32            5.91
                           6.33            5.90
                           6.33            5.88
                           6.34            5.90
                           6.38            5.90
                           6.35            5.91
                           6.35            5.89
                           6.35            5.89
                           6.39            5.90
                           6.34            5.91
                           6.22            5.90
                           6.27            5.90
                           6.31            5.90
                           6.31            5.89
                           6.32            5.87
                           6.25            5.77
                           6.12            5.65
                           6.06            5.55
                           5.84            5.47
                           5.67            5.29
                           5.52            5.18
                           5.47            5.09
                           5.41            5.03
                           5.24            4.93
                           5.19            4.85
                           5.05            4.77
                           4.97            4.60
                           4.89            4.56
                           4.85            4.47
                           4.78            4.43
                           4.71            4.30
                           4.59            4.21
                           4.48            4.11
                           4.34            3.99
                           4.24            3.81
                           4.10            3.73
                           4.03            3.69
                           3.95            3.60
                           3.87            3.54
                           3.82            3.46
                           3.74            3.39
                           3.70            3.32
                           3.62            3.26
                           3.55            3.21
              7/31/2001    3.44%           3.18%



Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2001. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

Lipper Ranking
--------------------------------------------------------------------------------

      Top Fund      #1 of 21 funds       25 years
 -----------------------------------------------------
      Top 4%        #2 of 53 funds       20 years
 -----------------------------------------------------
      Top 10%       #15 of 144 funds     10 years
 -----------------------------------------------------
      Top 8%        #20 of 257 funds      5 years
 -----------------------------------------------------
      Top 8%        #30 of 375 funds      1 year
 -----------------------------------------------------


10-Year Performance


This chart shows the value of a hypothetical $10,000 investment in Zurich Money Market Fund over the past 10 fiscal years with all dividends reinvested. The returns shown are historical and do not represent future performance.

10-Year Performance
--------------------------------------------------------------------------------

                Peformance of a $10,000 Hypothetical Investment

                   7/31/1991          10000
                                      10444
                                      10753
                                      11096
                                      11688
                                      12315
                                      12963
                                      13657
                                      14322
                                      15147
                   7/31/2001          15990

Zurich Government Money Fund

Yield Comparison

Zurich Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day yield is the annualized net investment income per share for the period shown.

Fund Yield vs. Government Money Fund Average
--------------------------------------------------------------------------------

                           Weekly 7-Day Average Yield

                                      Government Money
                      Fund Yield        Fund Average

              8/1/2000    6.20              5.77
                          6.22              5.74
                          6.20              5.78
                          6.26              5.78
                          6.19              5.80
                          6.22              5.83
                          6.14              5.81
                          6.17              5.81
                          6.25              5.79
                          6.19              5.81
                          6.19              5.76
                          6.22              5.80
                          6.21              5.81
                          6.22              5.84
                          6.25              5.84
                          6.27              5.84
                          6.26              5.86
                          6.25              5.86
                          6.19              5.86
                          6.13              5.83
                          6.19              5.82
                          6.17              5.76
                          6.11              5.68
                          5.97              5.56
                          5.70              5.46
                          5.74              5.38
                          5.68              5.38
                          5.55              5.13
                          5.60              5.05
                          5.55              5.00
                          5.46              4.95
                          5.36              4.87
                          5.26              4.81
                          5.17              4.74
                          4.98              4.51
                          4.80              4.53
                          4.73              4.43
                          4.70              4.38
                          4.65              4.10
                          4.50              4.04
                          4.41              3.93
                          4.24              3.87
                          4.07              3.64
                          3.97              3.57
                          3.87              3.57
                          3.84              3.49
                          3.78              3.45
                          3.73              3.37
                          3.74              3.32
                          3.71              3.24
                          3.67              3.21
                          3.61              3.18
              7/31/2001   3.52%             3.20%



Competitive Ranking


The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2001. The category used for comparison is the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.

Lipper Ranking
--------------------------------------------------------------------------------

     Top 6%        #2 of 33 funds       15 years
-----------------------------------------------------
     Top 10%       #6 of 60 funds       10 years
-----------------------------------------------------
     Top 6%        #6 of 104 funds       5 years
-----------------------------------------------------
     Top 8%        #11 of 136 funds      1 year
-----------------------------------------------------


10-Year Performance


This chart shows the value of a hypothetical $10,000 investment in Zurich Government Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

10-Year Performance
--------------------------------------------------------------------------------

                Peformance of a $10,000 Hypothetical Investment

                   7/31/1999          10000
                                      10450
                                      10760
                                      11104
                                      11699
                                      12326
                                      12974
                                      13663
                                      14315
                                      15114
                   7/31/2001          15942

Zurich Tax-Free Money Fund

Yield Comparison


Zurich Tax-Free Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Zurich Tax-Free Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown.

Fund Yield vs. Tax-Free Money Fund Average
--------------------------------------------------------------------------------

                           Weekly 7-Day Average Yield

                                       Tax-Free Money
                      Fund Yield        Fund Average

              8/1/2000    3.97               3.53
                          3.86               3.32
                          3.90               3.46
                          3.91               3.47
                          3.93               3.47
                          3.97               3.50
                          3.77               3.28
                          3.84               3.39
                          4.07               3.65
                          4.54               4.17
                          4.09               3.65
                          3.97               3.48
                          4.00               3.50
                          4.03               3.60
                          3.98               3.59
                          4.04               3.66
                          4.11               3.74
                          4.12               3.64
                          3.96               3.49
                          3.77               3.15
                          3.94               3.37
                          4.15               3.67
                          4.35               3.88
                          3.44               2.77
                          2.60               2.04
                          2.59               1.92
                          3.83               3.34
                          3.77               3.30
                          3.39               2.85
                          3.44               2.92
                          3.43               2.90
                          3.14               2.61
                          2.70               2.17
                          3.07               2.64
                          3.23               2.85
                          3.23               2.89
                          3.02               2.63
                          3.29               2.99
                          3.72               3.43
                          3.64               3.42
                          3.47               3.19
                          3.18               2.86
                          2.87               2.52
                          2.88               2.51
                          2.83               2.47
                          2.48               2.07
                          2.72               2.38
                          2.77               2.45
                          2.64               2.30
                          2.42               1.88
                          2.40               1.94
                          2.48               2.11
              7/31/2001   2.48%              2.14%


Competitive Ranking

The rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2001. The category used for comparison is the Lipper Tax-Exempt Money Market Fund category. Rankings are historical and do not guarantee future performance.

Lipper Ranking
--------------------------------------------------------------------------------

     Top 10%       #8 of 78 funds       10 years
-----------------------------------------------------
     Top 5%        #6 of 115 funds       5 years
-----------------------------------------------------
     Top 7%        #9 of 136 funds       1 year
-----------------------------------------------------


10-Year Performance


This chart shows the value of a hypothetical $10,000 investment in Zurich Tax-Free Money Fund over the past 10 fiscal years, with all dividends reinvested. The returns shown are historical and do not represent future performance.

10-Year Performance
--------------------------------------------------------------------------------

                Peformance of a $10,000 Hypothetical Investment

                   7/31/1991          10000
                                      10357
                                      10604
                                      10850
                                      11232
                                      11622
                                      12015
                                      12428
                                      12793
                                      13250
                   7/31/2001          13717
variables affecting performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to know" section)
performance review

An interview with portfolio manager Frank Rachwalski

Frank Rachwalski is a managing director of Zurich Scudder Investments, Inc. and lead portfolio manager of all Zurich Money Funds. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University, Chicago. The following is Mr. Rachwalski's review of the economic conditions and fund results during the report period and what may happen in the months ahead.

--------------------------------------------------------------------------------


In response to a stubbornly sluggish economy, the U.S. Federal Reserve Board cut interest rates six times during the first six months of 2001. As a result, the money market yield curve went from the shortest maturities having the highest yields (negative slope) to the longest maturities having the highest yields (positive slope). Because a positively sloped curve means that the longer-term investors are demanding higher rates to compensate for possible increases in inflation, a positively sloped yield curve might seem unusual for those expecting economic weakness in the short term. What we believe the present yield curve really reflects is how aggressively the Fed has reacted to signs of weakness in the economy. Amid some worry that their actions may have been too aggressive -- possibly sparking inflation -- the Fed nevertheless cut rates once again on June 27, restating that its primary concern was economic weakness.

Portfolio Strategy

Within the portfolio, we invest in top tier short-term securities, specifically, issues with top ratings according to major credit rating agencies, such as Fitch Investor Service, Moody's Investors Services, or Standard & Poor's. The top ratings have the lowest risk of default and, while not insured by the FDIC or guaranteed, are among the safest available outside of U.S. Treasury bills. We do not believe it is wise to take on additional credit risk to gain a comparatively small yield advantage.


--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

Throughout the past six months we have worked to ensure the highest possible credit quality within the portfolio. With slippage in the U.S. economy and declines in the stock market, credit quality has been more of a concern for us in selecting securities for the portfolio. The credit quality of some issuers in the marketplace has appeared to be weaker in recent months because of disappointing corporate earnings reports and estimates. Therefore, we will invest only in securities with the strongest credit ratings, with some sacrifice in yield, until the economy shows signs of regaining strength.

Our investment strategy also focuses on maintaining the average life of the portfolio within a target range and selecting floating-rate securities that, given current interest rate trends, should benefit the portfolio. As a result, we generally do not make large asset allocation shifts within the portfolio. We attempt to maintain exposure to a broad selection of securities, including high-quality commercial paper, variable- and floating-rate securities, U.S. Government agency obligations, certificates of deposit, and repurchase agreements. The majority of the portfolio remained invested in high-quality commercial paper during the period because of the sector's attractive value and high relative yield when compared with similar money market instruments.

Outlook

Over the coming months, we plan to keep the average maturity slightly longer than average. Because we think the U.S. economy is not going to recover immediately and because the Fed could cut rates again, we believe that it would be premature to shorten the average maturity at this time. We will continue to look for attractive opportunities as they arise, and seek to maintain a high yield for the Zurich Money Funds.

terms to know

7-Day Average        Every money market fund calculates its yield daily
Yield                according to a standardized method prescribed by the
                     Securities and Exchange Commission. Each day's standardized yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Federal Funds        Commercial banks are required to keep these funds on
("Fed Funds")        deposit at the Federal Reserve Bank in their district. In
                     order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds
                     Market." The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

U.S. Treasuries      These debt securities are issued by the U.S. Treasury and
                     include Treasury bills, Treasury notes and Treasury bonds.
                     They are considered to be the safest of all securities.
                     Their safety rests in the power of the U.S. government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

portfolio composition

Zurich Money Market Fund
On 7/31/2001*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

  Commercial paper                                     92%
  Certificates of Deposit                               5%
  Short-Term Notes                                      3%
------------------------------------------------------------
  Total                                               100%
------------------------------------------------------------

  Weighted Average Maturity**
------------------------------------------------------------
Zurich Money Market Fund                         38 days
First Tier Money Fund Average                    51 days


Zurich Government Money Fund
On 7/31/2001*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

  Repurchase Agreements                                40%
  Short-Term Notes                                     60%
------------------------------------------------------------
  Total                                               100%
------------------------------------------------------------

  Weighted Average Maturity**
------------------------------------------------------------
Zurich Government Money Fund                     43 days
Government Money Fund Average                    46 days

Zurich Tax-Free Money Fund
On 7/31/2001*

A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

  Variable Rate Demand Securities                      57%
  Other Securities                                     43%
------------------------------------------------------------
  Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich Tax-Free Money Fund                       26 days
Tax-Free Money Fund Average                      38 days


*    Portfolio composition and holdings are subject to change.

** The funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 7/31/2001.

portfolio of investments
July 31, 2001

                                                       Principal
                                                      Amount ($)           Value ($)
--------------------------------------------------------------------------------------

Zurich Money Market Fund
--------------------------------------------------------------------------------------

Commercial Paper 92.0%
--------------------------------------------------------------------------------------
AES Shady Point, Inc., 3.76%, 9/13/2001                  20,000,000       19,910,178
--------------------------------------------------------------------------------------
Ace Overseas Corp., 3.75%, 8/17/2001                     50,000,000       49,916,667
--------------------------------------------------------------------------------------
Ace Overseas Corp., 3.91%, 9/4/2001                      25,000,000       24,907,681
--------------------------------------------------------------------------------------
Alpine Securitization, 3.78%, 8/6/2001                  110,000,000      109,942,250
--------------------------------------------------------------------------------------
American General Finance, 4.149%*, 9/14/2001             20,000,000       20,006,055
--------------------------------------------------------------------------------------
American Honda Finance, 4.07%*, 2/25/2002                50,000,000       50,000,000
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 3.75%, 8/6/2001                 35,000,000       34,981,771
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 3.75%, 8/31/2001                25,000,000       24,921,875
--------------------------------------------------------------------------------------
Associates Corp. of North America, 3.77%*, 6/26/2002     65,000,000       65,003,125
--------------------------------------------------------------------------------------
Associates Corp. of North America, 3.93%*, 6/15/2002     25,000,000       25,000,000
--------------------------------------------------------------------------------------
Atlantis One Funding, 3.75%, 8/3/2001                    25,000,000       24,994,792
--------------------------------------------------------------------------------------
Barton Capital Corp., 3.74%, 8/22/2001                   25,000,000       24,945,458
--------------------------------------------------------------------------------------
Barton Capital Corp., 3.75%, 8/17/2001                   30,000,000       29,950,000
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 3.73%, 10/1/2001                35,000,000       34,778,790
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 3.76%, 8/20/2001                25,000,000       24,950,389
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 3.76%, 8/20/2001                20,000,000       19,960,311
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 3.8%, 10/1/2001                 30,000,000       29,808,867
--------------------------------------------------------------------------------------
Bavaria Finance Funding, 3.91%, 9/4/2001                 20,000,000       19,926,144
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 3.75%, 8/14/2001              15,000,000       14,979,687
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 3.75%, 8/27/2001              15,000,000       14,959,375
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 4.6%, 10/19/2001              80,000,000       79,192,993
--------------------------------------------------------------------------------------
Beta Finance, Inc., 3.81%*, 11/5/2001                    30,000,000       29,996,998
--------------------------------------------------------------------------------------
Beta Finance, Inc., 3.819%*, 4/17/2002                   50,000,000       50,009,694
--------------------------------------------------------------------------------------
Beta Finance, Inc., 3.84%*, 5/3/2002                     50,000,000       50,000,000
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.75%, 8/15/2001               50,000,000       49,927,083
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.75%, 8/24/2001               60,000,000       59,856,250
--------------------------------------------------------------------------------------
CXC, Inc., 3.76%, 9/11/2001                              90,000,000       89,614,600
--------------------------------------------------------------------------------------
Capital One Funding, 3.85%*, 4/1/2011                    18,272,000       18,272,000
--------------------------------------------------------------------------------------
Capital One Funding, 3.85%*, 1/2/2017                    16,017,000       16,017,000


    The accompanying notes are an integral part of the financial statements.

                                       12

                                                       Principal
                                                      Amount ($)           Value ($)
--------------------------------------------------------------------------------------

Capital One Funding, 3.85%*, 10/2/2017                   16,712,000       16,712,000
--------------------------------------------------------------------------------------
Capital One Funding, 3.85%*, 1/2/2018                    20,857,000       20,857,000
--------------------------------------------------------------------------------------
Caterpillar Financial, 3.92%*, 7/8/2002                  25,000,000       25,000,000
--------------------------------------------------------------------------------------
Caterpillar Financial, 4.05%*, 6/3/2002                  55,000,000       55,000,000
--------------------------------------------------------------------------------------
Centric Capital Corp., 3.74%, 8/30/2001                  25,000,000       24,924,681
--------------------------------------------------------------------------------------
Clipper Receivables Corp., 3.75%, 8/8/2001               50,000,000       49,963,542
--------------------------------------------------------------------------------------
Clipper Receivables Corp., 3.75%, 8/13/2001              25,000,000       24,968,750
--------------------------------------------------------------------------------------
Clipper Receivables Corp., 3.75%, 8/16/2001              35,000,000       34,945,312
--------------------------------------------------------------------------------------
Commerz Europe (Ireland), 3.85%, 8/7/2001                35,000,000       34,977,542
--------------------------------------------------------------------------------------
Commerzbank AG, 4.21%, 8/1/2001                          40,000,000       40,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., 3.81%*, 5/22/2002      75,000,000       75,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., 3.72%, 1/10/2002       35,000,000       34,414,100
--------------------------------------------------------------------------------------
Delaware Funding Corp., 3.74%, 8/22/2001                 25,000,000       24,945,458
--------------------------------------------------------------------------------------
Eureka Securitization, Inc., 3.77%, 9/6/2001             50,000,000       49,811,500
--------------------------------------------------------------------------------------
FCAR Owner Trust, 3.7%, 9/7/2001                         20,000,000       19,923,944
--------------------------------------------------------------------------------------
FCAR Owner Trust, 3.75%, 10/4/2001                       40,000,000       39,733,333
--------------------------------------------------------------------------------------
FCAR Owner Trust, 3.75%, 10/11/2001                      50,000,000       49,630,208
--------------------------------------------------------------------------------------
Falcon Asset Securities Corp., 3.7%, 9/10/2001           30,000,000       29,876,667
--------------------------------------------------------------------------------------
Falcon Asset Securities Corp., 3.74%, 8/22/2001          50,000,000       49,890,917
--------------------------------------------------------------------------------------
Falcon Asset Securities Corp., 3.85%, 8/7/2001           15,000,000       14,990,375
--------------------------------------------------------------------------------------
Forrestal Funding Master Trust, 3.74%, 8/28/2001         34,514,000       34,417,188
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 3.75%, 8/15/2001               50,000,000       49,927,083
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 3.75%, 8/15/2001               33,000,000       32,951,875
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 3.75%, 8/16/2001               27,000,000       26,957,812
--------------------------------------------------------------------------------------
Galaxy Funding, 3.9%, 8/24/2001                          40,000,000       39,900,333
--------------------------------------------------------------------------------------
Giro Funding US Corp., 3.75%, 10/4/2001                  45,000,000       44,700,000
--------------------------------------------------------------------------------------
Giro Funding US Corp., 3.75%, 10/30/2001                 40,000,000       39,625,000
--------------------------------------------------------------------------------------
Giro Funding US Corp., 3.76%, 8/10/2001                  25,000,000       24,976,500
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 3.75%, 8/9/2001                24,853,000       24,832,289
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 3.75%, 8/20/2001               30,000,000       29,940,625
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 3.8%, 8/7/2001                 30,000,000       29,981,000
--------------------------------------------------------------------------------------
Giro Multi Funding Corp., 3.8%, 8/10/2001                25,000,000       24,976,250


    The accompanying notes are an integral part of the financial statements.

                                       13

                                                       Principal
                                                      Amount ($)           Value ($)
--------------------------------------------------------------------------------------

Goldman Sachs Group, 4.12%, 11/5/2001                    50,000,000       50,000,000
--------------------------------------------------------------------------------------
Goldman Sachs Group, 4.125%, 12/20/2001                  30,000,000       30,000,000
--------------------------------------------------------------------------------------
Goldman Sachs Group, 4.449%*, 2/5/2002                   30,000,000       30,006,453
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 3.74%, 8/27/2001                75,000,000       74,797,417
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 3.75%, 8/13/2001                30,000,000       29,962,500
--------------------------------------------------------------------------------------
Greyhawk Funding LLC, 4.25%, 9/14/2001                   35,000,000       34,818,194
--------------------------------------------------------------------------------------
Greyhawk Funding LLC, 4.55%, 9/13/2001                   25,000,000       24,864,132
--------------------------------------------------------------------------------------
Hatteras Funding Corp., 3.75%, 8/21/2001                 30,000,000       29,937,500
--------------------------------------------------------------------------------------
Hatteras Funding Corp., 3.79%, 9/14/2001                 60,000,000       59,722,067
--------------------------------------------------------------------------------------
Household Finance Corp., 4.275%*, 5/24/2002              50,000,000       50,074,580
--------------------------------------------------------------------------------------
Intrepid Funding Master Trust, 3.77%, 9/6/2001           30,000,000       29,886,900
--------------------------------------------------------------------------------------
Intrepid Funding Master Trust, 3.79%, 8/13/2001          65,000,000       64,917,883
--------------------------------------------------------------------------------------
John Deere Capital Corp., 4.01%*, 11/14/2001             25,000,000       24,997,217
--------------------------------------------------------------------------------------
Jupiter Security Corp., 3.75%, 8/14/2001                 25,000,000       24,966,146
--------------------------------------------------------------------------------------
Jupiter Security Corp., 3.75%, 8/16/2001                 30,000,000       29,953,125
--------------------------------------------------------------------------------------
Jupiter Security Corp., 3.75%, 8/20/2001                 40,000,000       39,920,833
--------------------------------------------------------------------------------------
Jupiter Security Corp., 3.75%, 8/22/2001                 15,000,000       14,967,187
--------------------------------------------------------------------------------------
K2 (USA) LLC, 3.803%*, 4/25/2002                         25,000,000       25,000,000
--------------------------------------------------------------------------------------
K2 (USA) LLC, 3.83%*, 6/17/2002                          50,000,000       50,000,000
--------------------------------------------------------------------------------------
K2 (USA) LLC, 4.25%, 8/13/2001                           15,000,000       14,978,750
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 3.74%, 8/24/2001               29,560,000       29,489,368
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 3.78%, 9/10/2001               20,000,000       19,916,000
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 5.07%, 8/15/2001               15,000,000       14,970,425
--------------------------------------------------------------------------------------
Moat Funding LLC, 3.7%, 9/6/2001                         40,000,000       39,852,000
--------------------------------------------------------------------------------------
Moat Funding LLC, 3.77%, 9/17/2001                       40,000,000       39,803,122
--------------------------------------------------------------------------------------
Moat Funding LLC, 3.77%, 9/17/2001                       30,000,000       29,852,342
--------------------------------------------------------------------------------------
Monte Rosa Capital Corp., 3.74%, 8/23/2001               50,000,000       49,885,722
--------------------------------------------------------------------------------------
Monte Rosa Capital Corp., 3.74%, 8/24/2001               30,000,000       29,928,317
--------------------------------------------------------------------------------------
Moriarty Ltd., 3.64%, 3/15/2002                         100,000,000       97,714,889
--------------------------------------------------------------------------------------
Moriarty Ltd., 4.6%, 10/22/2001                          10,000,000        9,895,222
--------------------------------------------------------------------------------------
Nordea North America, Inc., 3.7%, 3/25/2002              35,000,000       34,151,056
--------------------------------------------------------------------------------------
Old Line Funding Corp., 3.72%, 9/6/2001                  25,000,000       24,907,000


    The accompanying notes are an integral part of the financial statements.


                                       14

                                                       Principal
                                                      Amount ($)           Value ($)
--------------------------------------------------------------------------------------

Old Line Funding Corp., 3.75%, 8/15/2001                 85,000,000       84,876,042
--------------------------------------------------------------------------------------
Park Avenue Receivables, 3.74%, 8/29/2001                35,000,000       34,898,189
--------------------------------------------------------------------------------------
Park Avenue Receivables, 3.75%, 8/20/2001                75,000,000       74,851,562
--------------------------------------------------------------------------------------
Pennine Funding LLC, 3.72%, 9/4/2001                     25,000,000       24,912,167
--------------------------------------------------------------------------------------
Pennine Funding LLC, 4.63%, 8/1/2001                     35,000,000       35,000,000
--------------------------------------------------------------------------------------
Petrobras International Finance, 3.75%, 8/3/2001         25,000,000       24,994,792
--------------------------------------------------------------------------------------
Philip Morris Co., Inc., 3.8%, 8/9/2001                  10,000,000        9,991,556
--------------------------------------------------------------------------------------
Philip Morris Co., Inc., 4.24%, 12/4/2001               100,000,000      100,003,186
--------------------------------------------------------------------------------------
Pooled Accounts Receivables, 3.75%, 8/9/2001             50,000,000       49,958,333
--------------------------------------------------------------------------------------
Preferred Receivable Funding, 3.74%, 8/22/2001           30,000,000       29,934,550
--------------------------------------------------------------------------------------
Preferred Receivable Funding, 3.74%, 8/24/2001           20,000,000       19,952,211
--------------------------------------------------------------------------------------
Preferred Receivable Funding, 3.82%, 8/8/2001            15,000,000       14,988,858
--------------------------------------------------------------------------------------
Prudential Funding LLC, 3.99%, 10/18/2001                50,000,000       50,026,542
--------------------------------------------------------------------------------------
Quincy Capital Corp., 3.74%, 8/24/2001                   50,000,000       49,880,528
--------------------------------------------------------------------------------------
Quincy Capital Corp., 3.74%, 8/27/2001                   40,000,000       39,891,956
--------------------------------------------------------------------------------------
Quincy Capital Corp., 3.79%, 8/17/2001                   20,000,000       19,966,311
--------------------------------------------------------------------------------------
Receivables Capital Corp., 3.74%, 8/23/2001              25,000,000       24,942,861
--------------------------------------------------------------------------------------
Receivables Capital Corp., 3.74%, 8/23/2001              45,000,000       44,897,150
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 3.78%, 9/12/2001                   100,000,000       99,559,000
--------------------------------------------------------------------------------------
Sheffield Receivables, 3.74%, 8/23/2001                  25,000,000       24,942,861
--------------------------------------------------------------------------------------
Sheffield Receivables, 3.74%, 8/27/2001                  49,600,000       49,466,025
--------------------------------------------------------------------------------------
Sheffield Receivables, 3.74%, 8/28/2001                  10,000,000        9,971,950
--------------------------------------------------------------------------------------
Sheffield Receivables, 3.77%, 8/2/2001                   25,000,000       24,997,382
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.782%*, 11/26/2001                 50,000,000       50,000,000
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.83%*, 4/15/2002                   25,000,000       24,998,254
--------------------------------------------------------------------------------------
Sinochem America, 3.73%, 8/21/2001                       20,000,000       19,958,556
--------------------------------------------------------------------------------------
Societe Generale, 3.605%, 3/22/2002                      50,000,000       48,833,382
--------------------------------------------------------------------------------------
Stellar Funding Group, 3.75%, 8/3/2001                   25,000,000       24,994,792
--------------------------------------------------------------------------------------
Stellar Funding Group, 3.75%, 8/17/2001                  25,000,000       24,958,333
--------------------------------------------------------------------------------------
Stellar Funding Group, 3.76%, 10/2/2001                  40,000,000       39,740,978
--------------------------------------------------------------------------------------
Stellar Funding Group, 3.77%, 8/17/2001                  20,000,000       19,966,489
--------------------------------------------------------------------------------------
Superior Funding Capital, 3.74%, 8/30/2001               15,838,000       15,790,284


    The accompanying notes are an integral part of the financial statements.


                                       15

                                                       Principal
                                                      Amount ($)           Value ($)
--------------------------------------------------------------------------------------

Superior Funding Capital, 3.74%, 8/30/2001               30,000,000       29,909,617
--------------------------------------------------------------------------------------
Superior Funding Capital, 3.78%, 8/7/2001                25,000,000       24,984,250
--------------------------------------------------------------------------------------
Superior Funding Capital, 3.8%, 8/2/2001                 40,121,000       40,116,765
--------------------------------------------------------------------------------------
Surrey Funding Corp., 4%, 8/16/2001                     100,000,000       99,833,333
--------------------------------------------------------------------------------------
Swedbank, Inc., 3.74%, 8/9/2001                          25,000,000       24,979,222
--------------------------------------------------------------------------------------
Swedbank, Inc., 3.74%, 8/10/2001                         20,000,000       19,981,300
--------------------------------------------------------------------------------------
Sweetwater Capital Corp., 3.75%, 8/28/2001               20,072,000       20,015,547
--------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 3.75%, 8/14/2001              80,000,000       79,891,667
--------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 3.75%, 8/20/2001              26,626,000       26,573,303
--------------------------------------------------------------------------------------
Variable Funding Capital Corp., 3.74%, 8/23/2001         25,000,000       24,942,861
--------------------------------------------------------------------------------------
Variable Funding Capital Corp., 3.75%, 8/7/2001          25,000,000       24,984,375
--------------------------------------------------------------------------------------
Variable Funding Capital Corp., 3.75%, 8/8/2001          35,000,000       34,974,479
--------------------------------------------------------------------------------------
Variable Funding Capital Corp., 3.75%, 8/8/2001          25,000,000       24,981,771
--------------------------------------------------------------------------------------
Verizon Global Fund, 3.92%*, 7/15/2002                   50,000,000       49,991,795
--------------------------------------------------------------------------------------
WCP Funding, Inc., 3.7%, 9/7/2001                        35,000,000       34,866,903
--------------------------------------------------------------------------------------
WCP Funding, Inc., 3.74%, 8/22/2001                      65,000,000       64,858,192
--------------------------------------------------------------------------------------
Windmill Funding Corp., 3.75%, 8/13/2001                 50,000,000       49,937,500
--------------------------------------------------------------------------------------
Windmill Funding Corp., 3.81%, 8/9/2001                  45,000,000       44,961,900
--------------------------------------------------------------------------------------
Total Commercial Paper
(Cost $5,312,547,524)                                                  5,312,547,524
--------------------------------------------------------------------------------------

Miscellaneous Investments 0.7%
--------------------------------------------------------------------------------------
Oakland Alameda County, 3.76%*, 8/2/2001                 20,000,000       20,000,000
--------------------------------------------------------------------------------------
State of Texas, General Obligation 3.8%*, 12/1/2029      20,000,000       20,000,000
--------------------------------------------------------------------------------------
Total Miscellaneous Investments
(Cost $40,000,000)                                                        40,000,000
--------------------------------------------------------------------------------------

Certificates of Deposit 5.4%
--------------------------------------------------------------------------------------
Allfirst Bank, 3.85%*, 9/7/2001                          40,000,000       40,000,000
--------------------------------------------------------------------------------------
CIBC NY, 3.825%*, 9/21/2001                              30,000,000       29,997,758
--------------------------------------------------------------------------------------
First Union National Bank, 4.05%*, 11/21/2001            45,000,000       44,998,316
--------------------------------------------------------------------------------------
First Union National Bank, 4.069%*, 5/8/2002             65,000,000       65,000,000



    The accompanying notes are an integral part of the financial statements.

                                       16

                                                       Principal
                                                      Amount ($)           Value ($)
--------------------------------------------------------------------------------------

Fleet Bank NA, 3.79%*, 10/3/2001                         50,000,000       49,999,118
--------------------------------------------------------------------------------------
National City Bank, 3.83%*, 9/7/2001                     35,000,000       34,999,620
--------------------------------------------------------------------------------------
National City Bank, 4.299%*, 8/1/2001                    45,000,000       45,000,000
--------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost: $309,994,812)                                                     309,994,812
--------------------------------------------------------------------------------------

Short-Term Notes 1.9%
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.58%,
   6/14/2002                                             25,000,000       24,211,903
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.89%,
   5/3/2002                                              25,000,000       24,257,118
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.9%,
   5/17/2002                                             30,000,000       29,060,750
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.92%,
   3/8/2002                                              30,000,000       29,284,600
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost $106,814,371)                                                      106,814,371
--------------------------------------------------------------------------------------

Repurchase Agreements 0.0%
--------------------------------------------------------------------------------------
State Street Bank and Trust Co., 3.84%,
   to be repurchased at $2,296,245 on 8/1/2001**
   (Cost $2,296,000)                                      2,296,000        2,296,000
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $5,771,652,707) (a)                                            $ 5,771,652,707
--------------------------------------------------------------------------------------

     Interest rates represent annualized yield to maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  Cost for federal income tax purposes is $5,771,652,707.




    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2001

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich Government Money Fund
--------------------------------------------------------------------------------------

Repurchase Agreements** 40.1%
--------------------------------------------------------------------------------------
Bear Stearns Co., Inc.
   3.75%, to be repurchased at $35,109,375 on
   8/8/2001                                               35,000,000      35,000,000
--------------------------------------------------------------------------------------
Bear Stearns Co., Inc.
   3.83%, to be repurchased at $25,018,618 on
   8/7/2001                                               25,000,000      25,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston
   3.67%, to be repurchased at $30,186,558 on
   9/17/2001                                              30,000,000      30,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston
   3.73%, to be repurchased at $26,083,511 on
   8/20/2001                                              26,000,000      26,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston
   3.73%, to be repurchased at $20,064,239 on
   8/23/2001                                              20,000,000      20,000,000
--------------------------------------------------------------------------------------
Goldman Sachs Group
   3.76%, to be repurchased at $75,062,667 on
   8/2/2001                                               75,000,000      75,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.
   3.9%, to be repurchased at $28,003,033 on 8/1/2001     28,000,000      28,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   3.75%, to be repurchased at $40,091,667 on
   8/16/2001                                              40,000,000      40,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   3.77%, to be repurchased at $25,075,924 on
   8/1/2001                                               25,000,000      25,000,000
--------------------------------------------------------------------------------------
State Street Bank and Trust Co.
   3.84%, to be repurchased at $1,448,154 on 8/1/2001      1,448,000       1,448,000
--------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $305,448,000)                                                  $   305,448,000
--------------------------------------------------------------------------------------

Short-Term Notes 59.9%
--------------------------------------------------------------------------------------
Federal Argricultural Mortgage Corp., 4.11%, 8/1/2001     22,000,000      22,000,000
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.77%*, 6/3/2002                25,000,000      24,996,072
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.59%*, 2/3/2003                  15,000,000      14,990,016
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.681%*, 1/17/2003                20,000,000      19,990,643
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.74%*, 12/27/2002                10,000,000       9,994,496
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.755%*, 4/18/2002                15,000,000      14,998,931


    The accompanying notes are an integral part of the financial statements.


                                       18

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Federal Home Loan Bank, 4.25%, 5/30/2002                   7,500,000       7,499,515
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.3%, 5/21/2002                    7,500,000       7,500,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.75%, 2/1/2002                   10,000,000      10,103,167
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.52%*,
   1/27/2003                                               5,000,000       4,995,611
--------------------------------------------------------------------------------------
Federal   National   Mortgage   Association,   3.53%,
   10/18/2001                                             13,300,000      13,198,277
--------------------------------------------------------------------------------------
Federal  National  Mortgage   Association,   3.535%,
   10/11/2001                                            25,000,000      24,825,705
--------------------------------------------------------------------------------------
Federal  National  Mortgage   Association,   3.654%*,
   7/26/2002                                               5,000,000       4,999,020
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.655%,
   4/19/2002                                               5,000,000       4,867,506
--------------------------------------------------------------------------------------
Federal   National   Mortgage   Association,    3.7%,
   9/20/2001                                              10,000,000       9,948,611
--------------------------------------------------------------------------------------
Federal  National  Mortgage   Association,   3.718%*,
   10/4/2002                                              10,000,000       9,996,337
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.72%*,
   10/4/2001                                               7,500,000       7,499,239
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.725%,
   8/15/2001                                              40,000,000      39,942,056
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.74%*,
   1/3/2003                                                5,000,000       4,997,686
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.77%*,
   11/5/2001                                               5,000,000       5,000,166
--------------------------------------------------------------------------------------
Federal  National   Mortgage   Association,   3.79%*,
   12/3/2001                                              10,000,000       9,998,682
--------------------------------------------------------------------------------------
Federal   National   Mortgage   Association,   3.85%,
   8/9/2001                                               20,000,000      19,982,889
--------------------------------------------------------------------------------------
Federal   National   Mortgage   Association,   3.92%,
   3/7/2002                                               10,000,000       9,762,622
--------------------------------------------------------------------------------------
Freddie Mac, 3.67%, 9/13/2001                             10,000,000       9,956,164
--------------------------------------------------------------------------------------
Freddie Mac, 4.3%, 6/6/2002                                5,000,000       5,000,000
--------------------------------------------------------------------------------------
Freddie Mac, 4.8%, 4/30/2002                              20,000,000      20,000,000
--------------------------------------------------------------------------------------
Hainan  Airlines,  Series  2000-1,  Class 1, 3.605%*,
   6/21/2004                                               8,496,882       8,496,882
--------------------------------------------------------------------------------------
Hainan  Airlines,  Series  2000-2,  Class 1,  3.63%*,
   12/21/2004                                              9,727,272       9,727,272
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.02%, 6/5/2002       14,000,000      14,000,000
--------------------------------------------------------------------------------------
Student   Loan   Marketing   Association,    4.031%*,
   3/11/2002                                              10,000,000       9,997,591
--------------------------------------------------------------------------------------
Student   Loan   Marketing   Association,    4.041%*,
   4/11/2002                                              35,000,000      34,990,718
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.061%*, 2/7/2002     17,500,000      17,497,193


    The accompanying notes are an integral part of the financial statements.

                                       19

                                                           Principal
                                                          Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Student   Loan   Marketing   Association,    4.061%*,
   4/25/2002                                              25,000,000      24,991,261
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost $456,744,328)                                                      456,744,328
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $762,192,328) (a)                                              $   762,192,328
--------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of July 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  Cost for federal income tax purposes is $762,192,328.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2001

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Zurich Tax-Free Money Fund
--------------------------------------------------------------------------------------

Variable Rate Demand Securities* 56.7%
--------------------------------------------------------------------------------------
Alabama 1.3%
--------------------------------------------------------------------------------------
Mobile
   Ascension Series 1999-B, 2.8%, 11/15/2039               5,000,000       5,000,000
--------------------------------------------------------------------------------------
Birmingham
   Ascension Series 1999-B, 2.8%, 11/15/2039               4,800,000       4,800,000
--------------------------------------------------------------------------------------
Arkansas 0.4%
--------------------------------------------------------------------------------------
Hospital Equipment Finance Authority Revenue,  2.85%,
   11/1/2028                                               3,200,000       3,200,000
--------------------------------------------------------------------------------------
California 1.5%
--------------------------------------------------------------------------------------
Los Angeles
   Harbor Improvement Corp., 2.7%, 1/1/2005               11,200,000      11,200,000
--------------------------------------------------------------------------------------
Colorado 0.5%
--------------------------------------------------------------------------------------
Health Facilities Authority
   Bethesda Living Center Project, 2.73%, 8/15/2030        3,985,000       3,985,000
--------------------------------------------------------------------------------------
District of Columbia 1.0%
--------------------------------------------------------------------------------------
The Washington Home, 2.75%, 8/1/2029                       7,365,000       7,365,000
--------------------------------------------------------------------------------------
Florida 3.1%
--------------------------------------------------------------------------------------
Broward County
   Industrial Development Revenue, 2.9%, 8/2/2026          4,405,000       4,405,000
--------------------------------------------------------------------------------------
Hillsborough
   Industrial Development Authority, 2.8%, 9/1/2025        6,000,000       6,000,000
--------------------------------------------------------------------------------------
Orange County
   Presbyterian Retirement Community, 2.7%, 11/1/2028      7,100,000       7,100,000
--------------------------------------------------------------------------------------
Putnam County
   Seminole Electric Coop, Series 1984 H-1, 2.75%,
   3/15/2014                                               1,150,000       1,150,000
--------------------------------------------------------------------------------------
Sarasota County
   Health Facilities Authority, 2.7%, 12/1/2023            4,300,000       4,300,000


    The accompanying notes are an integral part of the financial statements.

                                       21

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Georgia 3.6%
--------------------------------------------------------------------------------------
Cartersville
   Industrial Development Revenue, 3.1%, 12/1/2018         3,600,000       3,600,000
--------------------------------------------------------------------------------------
Fayette County
   Educational Facilities Authority, 2.65%, 4/1/2024       6,100,000       6,100,000
--------------------------------------------------------------------------------------
Gainesville-Riverside
   Redevelopment Authority Revenue, 2.65%, 7/1/2024       10,000,000      10,000,000
--------------------------------------------------------------------------------------
Willacoochie
   Development Authority Pollution Control Revenue,
   2.75%, 5/1/2021                                         7,000,000       7,000,000
--------------------------------------------------------------------------------------
Illinois 12.2%
--------------------------------------------------------------------------------------
Chicago
   Industrial Development Revenue, 3%, 8/1/2012            3,400,000       3,400,000
--------------------------------------------------------------------------------------
Cicero
   Harris Steel Project, 3%, 5/1/2011                      2,410,000       2,410,000
--------------------------------------------------------------------------------------
Development Finance Authority:
   Crane Tripp Partners Project, 3.55%, 2/1/2002           4,080,000       4,080,000
--------------------------------------------------------------------------------------
   Home Run Inn Frozen Foods, 2.85%, 4/1/2020              6,325,000       6,325,000
--------------------------------------------------------------------------------------
   Local  Government  Financing,   Series  A,  2.85%,
   9/1/2029                                                7,200,000       7,200,000
--------------------------------------------------------------------------------------
   MC   Productions   LLC  Project,   Series  A,  3%,
   10/1/2017                                               3,850,000       3,850,000
--------------------------------------------------------------------------------------
   Presbyterian Home Lake, Series A, 2.7%, 9/1/2031        5,000,000       5,000,000
--------------------------------------------------------------------------------------
   Sinai  Community   Institution   Project,   2.69%,
   3/1/2022                                                3,000,000       3,000,000
--------------------------------------------------------------------------------------
   Whitting Corp. Project, 3%, 6/1/2015                    3,800,000       3,800,000
--------------------------------------------------------------------------------------
Dupage County
   Benedictine University Building Project, 2.71%,
   7/1/2024                                                5,850,000       5,850,000
--------------------------------------------------------------------------------------
Educational   Facilities   Authority,   Series  2000,
   2.69%, 8/1/2025                                        12,000,000      12,000,000
--------------------------------------------------------------------------------------
Health Facilities
   Lutheran Home Project, Series 1996B, 2.75%,
   8/15/2026                                               8,070,000       8,070,000
--------------------------------------------------------------------------------------
Hillside
   Economic Development Revenue, 2.75%, 5/1/2011           5,520,000       5,520,000
--------------------------------------------------------------------------------------
Mundelein-Maclean
   Industrial Development Revenue, 2.75%, 1/1/2015         6,500,000       6,500,000


    The accompanying notes are an integral part of the financial statements.

                                       22

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Springfield
   Industrial Development Revenue, 3%, 9/1/2016            6,130,000       6,130,000
--------------------------------------------------------------------------------------
Woodridge
   Industrial Development Revenue, 3%, 12/1/2016           4,790,000       4,790,000
--------------------------------------------------------------------------------------
Woodstock
   Industrial Development Revenue, 3%, 3/1/2018            1,760,000       1,760,000
--------------------------------------------------------------------------------------
Indiana 3.2%
--------------------------------------------------------------------------------------
Health Facilities
   Ascension, Series 1999-B, 2.8%, 11/15/2039              9,000,000       9,000,000
--------------------------------------------------------------------------------------
Development Financial Authority
   Enterprise Center III Project, 2.75%, 6/1/2022          4,500,000       4,500,000
--------------------------------------------------------------------------------------
Rockport
   Pollution Control Revenue, 2.75%, 8/1/2014             10,005,000      10,005,000
--------------------------------------------------------------------------------------
Kentucky 6.2%
--------------------------------------------------------------------------------------
Asset/Liability   Commission   Tran  Series   2001-B,
   2.54%, 6/26/2002                                       12,500,000      12,500,000
--------------------------------------------------------------------------------------
Lexington-Fayette County
   Christian Academy Project, 2.85%, 9/1/2020              8,135,000       8,135,000
--------------------------------------------------------------------------------------
   EPI Corp. Project, 3.7%, 12/1/2006                      3,600,000       3,600,000
--------------------------------------------------------------------------------------
Mason County
   East Kentucky Power Coop 1984 B-1, 2.75%,
   10/15/2014                                              8,970,000       8,970,000
--------------------------------------------------------------------------------------
   East   Kentucky   Power  Coop  1984  B-2,   2.75%,
   10/15/2014                                              8,450,000       8,450,000
--------------------------------------------------------------------------------------
Mayfield
   Multi-City Lease Revenue, 2.8%, 7/1/2026                3,590,000       3,590,000
--------------------------------------------------------------------------------------
Louisiana 1.2%
--------------------------------------------------------------------------------------
Caddo Parish
   Industrial Development Revenue, 2.85%, 12/1/2027        8,500,000       8,500,000
--------------------------------------------------------------------------------------
Michigan 0.7%
--------------------------------------------------------------------------------------
University of Michigan  Regents-Hospital Revenue Bond
   1995-A, 2.8%, 12/1/2027                                 5,150,000       5,150,000


    The accompanying notes are an integral part of the financial statements.

                                       23

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Missouri 1.2%
--------------------------------------------------------------------------------------
Environmental  Improvement & Energy Reserve Authority
   1993-M, 2.75%, 12/15/2003                               3,490,000       3,490,000
--------------------------------------------------------------------------------------
St. Louis
   Development Financial Authority, 2.83%, 3/1/2030        5,000,000       5,000,000
--------------------------------------------------------------------------------------
Nevada 0.7%
--------------------------------------------------------------------------------------
Department of Commerce, 2.85%, 1/1/2009                    4,900,000       4,900,000
--------------------------------------------------------------------------------------
New Mexico 1.2%
--------------------------------------------------------------------------------------
Belen
   Industrial Development Revenue, 3%, 2/1/2027            3,915,000       3,915,000
--------------------------------------------------------------------------------------
Farmington  Pollution  Control-APS,   Series  1994-B,
   2.75%, 9/1/2024                                         4,700,000       4,700,000
--------------------------------------------------------------------------------------
New York 0.4%
--------------------------------------------------------------------------------------
Babylon Industrial Development Agency
   Equity Babylon Project, 2.65%, 12/1/2024                2,600,000       2,600,000
--------------------------------------------------------------------------------------
North Carolina 1.8%
--------------------------------------------------------------------------------------
Wingate University
   Educational Facilities Authority, 2.65%, 5/1/2022      13,270,000      13,270,000
--------------------------------------------------------------------------------------
North Dakota 0.8%
--------------------------------------------------------------------------------------
Mercer County
   United Power Association Project, 2.75%, 8/15/2014      5,950,000       5,950,000
--------------------------------------------------------------------------------------
Ohio 3.3%
--------------------------------------------------------------------------------------
Athens County
   Port Authority Housing Project, 2.75%, 6/1/2032         6,000,000       6,000,000
--------------------------------------------------------------------------------------
Clinton County
   Hospital Revenue, 2.75%, 6/1/2028                       2,095,000       2,095,000
--------------------------------------------------------------------------------------
Higher   Education   Facilities   Authority,   Series
   2000-A, 2.85%, 9/1/2020                                 8,500,000       8,500,000
--------------------------------------------------------------------------------------
Lorain
   Port Authority, 3%, 12/1/2019                           3,450,000       3,450,000
--------------------------------------------------------------------------------------
Portage County
   Industrial Development Revenue, 2.9%, 7/1/2018          4,400,000       4,400,000


    The accompanying notes are an integral part of the financial statements.

                                       24

                                                            Principal
                                                           Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Pennsylvania 6.4%
--------------------------------------------------------------------------------------
Allentown
   Area Hospital Authority, Series 1998-B, 2.75%,
   7/1/2023                                                6,660,000       6,660,000
--------------------------------------------------------------------------------------
Dauphin County
   General Authority -- Education and Health Loan
   Program, 2.72%, 11/1/2017                               3,610,000       3,610,000
--------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue Loan Program,
   Series 2000-A, 2.74%, 3/1/2030                         13,000,000      13,000,000
--------------------------------------------------------------------------------------
Lancaster County
   Hospital Finance Authority, Luthercare Project,
   2.74%, 2/15/2029                                       10,000,000      10,000,000
--------------------------------------------------------------------------------------
Philadelphia
   Industrial Development Authority, 2.75%, 11/1/2027      7,580,000       7,580,000
--------------------------------------------------------------------------------------
   Industrial Development Authority, 3.1%, 12/1/2014       6,200,000       6,200,000
--------------------------------------------------------------------------------------
South Carolina 1.5%
--------------------------------------------------------------------------------------
University of South Carolina
   School of Medicine Educational Trust Revenue,
   2.65%, 9/1/2025                                        10,600,000      10,600,000
--------------------------------------------------------------------------------------
Tennessee 0.3%
--------------------------------------------------------------------------------------
Maury County
   Saturn Corp. Project, 2.7%, 9/1/2027                    2,500,000       2,500,000
--------------------------------------------------------------------------------------
Texas 2.1%
--------------------------------------------------------------------------------------
Small Business Industrial Development Corp.
   Industrial Development Revenue, 2.75%, 7/1/2026        15,260,000      15,260,000
--------------------------------------------------------------------------------------
Utah 0.7%
--------------------------------------------------------------------------------------
Student Loan Revenue, Series C, 2.8%, 11/1/2013            5,000,000       5,000,000
--------------------------------------------------------------------------------------
Vermont 0.9%
--------------------------------------------------------------------------------------
Student Association Corp., 2.65%, 1/1/2004                 6,400,000       6,400,000
--------------------------------------------------------------------------------------
Wisconsin 0.5%
--------------------------------------------------------------------------------------
Manitowoc
   Industrial Development Revenue, 3%, 5/1/2015            3,350,000       3,350,000
--------------------------------------------------------------------------------------
Total Variable Rate Demand Securities
(Cost $415,720,000)                                                      415,720,000
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       25

                                                          Principal
                                                          Amount ($)      Value ($)
--------------------------------------------------------------------------------------

Other Securities 43.3%
--------------------------------------------------------------------------------------
Alaska 3.1%
--------------------------------------------------------------------------------------
Valdez
   Atlantic Richfield Project, 3.1%-3.2%, 8/13/2001       22,900,000      22,900,000
--------------------------------------------------------------------------------------
Arizona 3.4%
--------------------------------------------------------------------------------------
Agricultural Improvement and Power District

   Salt River Project, 2.65%-3.2%, 8/8/2001-9/13/2001     25,200,000      25,200,000
--------------------------------------------------------------------------------------
Colorado 2.1%
--------------------------------------------------------------------------------------
Platte River Power Authority, 2.65%, 10/23/2001           15,500,000      15,500,000
--------------------------------------------------------------------------------------
Florida 5.0%
--------------------------------------------------------------------------------------
Sarasota County Hospital B, 2.5%, 9/12/2001                7,000,000       7,000,000
--------------------------------------------------------------------------------------
Gainesville Utility System, Series C,
   2.55%-2.6%, 10/9/2001-11/13/2001                       12,500,000      12,500,000
--------------------------------------------------------------------------------------
Jacksonville Electric Authority,
   Series C-1, 3.15%-3.2%, 9/10/2001-9/11/2001            11,854,000      11,854,000
--------------------------------------------------------------------------------------
Miami-Dade Aviation A-AMT, 3.3%, 8/10/2001                 2,202,000       2,202,000
--------------------------------------------------------------------------------------
Orlando  Capital  Improvement,  Series  94-A,  3.35%,
   8/9/2001                                                3,000,000       3,000,000
--------------------------------------------------------------------------------------
Georgia 1.4%
--------------------------------------------------------------------------------------
Georgia Meag, 3.1%-3.15%, 9/13/2001                       10,500,000      10,500,000
--------------------------------------------------------------------------------------
Kentucky 4.5%
--------------------------------------------------------------------------------------
Danville County
   Multi City Lease Revenue, 2.7%, 11/9/2001              12,000,000      12,000,000
--------------------------------------------------------------------------------------
Pendleton County
   Multi City Lease Revenue, 3.25%,
   8/10/2001-9/11/2001                                    20,900,000      20,900,000
--------------------------------------------------------------------------------------
Louisana 1.5%
--------------------------------------------------------------------------------------
Industrial District of West Baton Rouge
   Pollution Control Revenue, 2.65%,
   11/1/2001-11/15/2001                                   11,050,000      11,050,000
--------------------------------------------------------------------------------------
Maryland 2.2%
--------------------------------------------------------------------------------------
Anne Arundel County
   Baltimore Gas and Electric, 2.8%-2.85%,
   9/11/2001-10/11/2001                                   16,100,000      16,100,000


    The accompanying notes are an integral part of the financial statements.


                                       26

                                                           Principal
                                                          Amount ($)      Value ($)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Michigan 2.0%
--------------------------------------------------------------------------------------
Strategic Fund, 2.65%-3.25%, 8/15/2001-
   10/11/2001                                             10,800,000      10,800,000
--------------------------------------------------------------------------------------
University of Michigan Regents,
   Series C, 2.55%, 8/28/2001                              4,000,000       4,000,000
--------------------------------------------------------------------------------------
Nebraska 2.1%
--------------------------------------------------------------------------------------
Omaha
   Public Power District Electric Revenue,
   2.6%-3.3%, 8/10/2001-10/1/2001                         15,000,000      15,000,000
--------------------------------------------------------------------------------------
Nevada 0.6%
--------------------------------------------------------------------------------------
Las Vegas
   Valley Water Project, 2.6%, 10/10/2001                  4,000,000       4,000,000
--------------------------------------------------------------------------------------
Ohio 0.5%
--------------------------------------------------------------------------------------
Water Development Authority, Series  88-A,
   3.2%, 9/12/2001                                         3,500,000       3,500,000
--------------------------------------------------------------------------------------
South Carolina 0.8%
--------------------------------------------------------------------------------------
Public Service Authority, 2.55%-3.5%,
   8/15/2001-10/25/2001                                    6,000,000       6,000,000
--------------------------------------------------------------------------------------
Texas 8.1%
--------------------------------------------------------------------------------------
Dallas
   Waterwork and Sewer, Series B, 2.75%, 8/21/2001         2,046,000       2,046,000
--------------------------------------------------------------------------------------
Harris County
   Series A-1, 2.55%, 10/10/2001                           3,000,000       3,000,000
--------------------------------------------------------------------------------------
   Series C, 3.15%, 8/13/2001                              2,204,000       2,204,000
--------------------------------------------------------------------------------------
   Series D-1, 2.6%, 9/11/2001                             3,200,000       3,200,000
--------------------------------------------------------------------------------------
Lower Colorado River Authority, Series A, 3.25%,
   8/16/2001                                               3,900,000       3,900,000
--------------------------------------------------------------------------------------
Public Finance Authority, Series 1993-A, 2.55%,
   10/30/2001                                              6,000,000       6,000,000
--------------------------------------------------------------------------------------
San  Antonio  Electric  and Gas  Revenue,  Series  A,
   2.65%, 10/24/2001                                      12,000,000      12,000,000
--------------------------------------------------------------------------------------
Texas A&M University, Series B, 3.15%, 8/15/2001           4,000,000       4,000,000
--------------------------------------------------------------------------------------
Texas Municipal Power Agency, 2.6%, 11/14/2001             4,800,000       4,800,000
--------------------------------------------------------------------------------------
Texas State Trans, Series 2000, 5.25%, 8/31/2001          15,000,000      15,010,911
--------------------------------------------------------------------------------------
University of Texas, Series A, 2.7%, 10/23/2001            3,330,000       3,330,000


    The accompanying notes are an integral part of the financial statements.

                                       27

                                                           Principal
                                                          Amount ($)      Value ($)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Utah 2.9%
--------------------------------------------------------------------------------------
Intermountain Power Agency, 2.65%-3.25%,
   8/8/2001-10/10/2001                                    21,300,000      21,300,000
--------------------------------------------------------------------------------------
Virginia 2.7%
--------------------------------------------------------------------------------------
Chesterfield County
   Industrial Development Authority, 3.2%, 10/12/2001      6,000,000       6,000,000
--------------------------------------------------------------------------------------
Louisa County
   Industrial Development Authority, 2.6%-2.65%,
   10/9/2001-10/25/2001                                   14,000,000      14,000,000
--------------------------------------------------------------------------------------
Washington 0.4%
--------------------------------------------------------------------------------------
Tacoma Electric 01A, 2.8%, 11/9/2001                       3,000,000       3,000,000
--------------------------------------------------------------------------------------
Total Other Securities
(Cost $317,796,911)                                                      317,796,911
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $733,516,911) (a)                                              $   733,516,911
--------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of July 31, 2001.

(a)  Cost for federal income tax purposes is $733,516,911.


    The accompanying notes are an integral part of the financial statements.

financial statements

Statements of Assets and Liabilities

   July 31, 2001                     Money Market     Government      Tax-Free
------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------
Investments in securities, at
      amortized cost:
   Short-term securities          $ 5,769,356,707  $   456,744,328 $  733,516,911
------------------------------------------------------------------------------------
   Repurchase agreements                2,296,000      305,448,000             --
------------------------------------------------------------------------------------
Cash                                          124            1,263      4,665,350
------------------------------------------------------------------------------------
Receivable for investments sold                --               --      1,278,790
------------------------------------------------------------------------------------
Interest receivable                     7,281,136        1,990,139      3,596,661
------------------------------------------------------------------------------------
Receivable for Fund shares sold        44,950,160        5,754,639      4,934,963
------------------------------------------------------------------------------------
Total Assets                        5,823,884,127      769,938,369    747,992,675
------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------
Payable for investments purchased              --       14,990,016             --
------------------------------------------------------------------------------------
Dividends payable                       3,306,663          437,868        301,237
------------------------------------------------------------------------------------
Payable for Fund shares redeemed       30,677,715        2,672,696      1,985,887
------------------------------------------------------------------------------------
Accrued management fee                  1,260,362          162,924        160,218
------------------------------------------------------------------------------------
Accrued reorganization costs              249,261           29,262         16,368
------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses        42,693           15,872         19,196
------------------------------------------------------------------------------------
Other accrued expenses and payables     1,635,002          207,750        157,241
------------------------------------------------------------------------------------
Total Liabilities                      37,171,696       18,516,388      2,640,147
------------------------------------------------------------------------------------
Net assets, at value              $ 5,786,712,431  $   751,421,981 $  745,352,528
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain
(loss)                                   (304,508)              --        (38,208)
------------------------------------------------------------------------------------
Paid-in capital                     5,787,016,939      751,421,981    745,390,736
------------------------------------------------------------------------------------
Net assets, at value              $ 5,786,712,431  $   751,421,981 $  745,352,528
------------------------------------------------------------------------------------
Shares outstanding                  5,786,635,929      751,418,159    745,351,036
------------------------------------------------------------------------------------
Net asset value, offering and
   redemption price per share
   (Net asset value / outstanding
   shares of beneficial interest,
   no par value, unlimited number
   of shares authorized)          $          1.00  $          1.00 $         1.00
------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statements of Operations

   Year ended July 31, 2001          Money Market     Government      Tax-Free
---------------------------------------------------------------------------------------
   Investment Income
---------------------------------------------------------------------------------------
   Income:
   Interest                          $   319,368,691  $    40,101,088 $    28,201,901
---------------------------------------------------------------------------------------
   Expenses:
   Management fee                         14,622,616        1,873,383       1,969,197
---------------------------------------------------------------------------------------
   Services to shareholders                7,311,748          839,897         563,911
---------------------------------------------------------------------------------------
   Custodian fees                            332,300           37,311          44,313
---------------------------------------------------------------------------------------
   Auditing                                   72,874           17,581          10,065
---------------------------------------------------------------------------------------
   Legal                                      58,642            8,168           4,655
---------------------------------------------------------------------------------------
   Trustees' fees and expenses                84,446           20,734          25,036
---------------------------------------------------------------------------------------
   Reports to shareholders                    86,221           17,923           5,070
---------------------------------------------------------------------------------------
   Registration fees                         151,252           43,289          28,821
---------------------------------------------------------------------------------------
   Reorganization fees                       398,468           47,145          26,010
---------------------------------------------------------------------------------------
   Other                                     123,604           11,907           2,037
---------------------------------------------------------------------------------------
   Total expenses, before expense
      reductions                          23,242,171        2,917,338       2,679,115
---------------------------------------------------------------------------------------
   Expense reductions                       (455,998)         (61,086)        (54,082)
---------------------------------------------------------------------------------------
   Total expenses, after expense
      reductions                          22,786,173        2,856,252       2,625,033
---------------------------------------------------------------------------------------
   Net investment income                 296,582,518       37,244,836      25,576,868
---------------------------------------------------------------------------------------
   Net realized gain (loss) on
      investment transactions             (7,681,706)          25,981             (44)
---------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations      $   288,900,812  $    37,270,817 $    25,576,824
---------------------------------------------------------------------------------------

Statements of Changes in Net Assets

Money Market

                                                                 Year ended
                                                       July 31, 2001   July 31, 2000
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------
Operations:
Net investment income                              $   296,582,518 $   286,310,845
------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions     (7,681,706)              --
------------------------------------------------------------------------------------
Net  increase  (decrease)  in net assets  resulting
   from operations                                     288,900,812     286,310,845
------------------------------------------------------------------------------------
Distributions  to shareholders  from net investment
   income                                             (296,349,851)   (286,310,845)
------------------------------------------------------------------------------------
Fund share transactions at net asset value:
Proceeds from shares sold                            7,115,241,499   7,683,681,521
------------------------------------------------------------------------------------
Reinvestment of distributions                          288,466,463     275,652,792
------------------------------------------------------------------------------------
Cost of shares redeemed                             (6,720,937,862) (7,964,964,771)
------------------------------------------------------------------------------------
Net increase (decrease) from Fund share
   transactions                                        682,770,100      (5,630,458)
------------------------------------------------------------------------------------
Capital contribution from Advisor (see Note 6)           7,490,889              --
-----------------------------------------------------------------------------------
Increase (decrease) in net assets                      682,811,950      (5,630,458)
------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------
Beginning of period                                  5,103,900,481   5,109,530,939
------------------------------------------------------------------------------------
End of period                                      $ 5,786,712,431 $ 5,103,900,481
------------------------------------------------------------------------------------

Statements of Changes in Net Assets

Government

                                                               Year ended
                                                       July 31, 2001   July 31, 2000
------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    37,244,836 $    36,941,671
------------------------------------------------------------------------------------
   Net realized  gains (loss) on investment
      transactions                                             25,981              --
------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      37,270,817      36,941,671
------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (37,269,601)    (36,941,671)
------------------------------------------------------------------------------------
   Fund share transactions at net asset value:
   Proceeds from shares sold                              680,411,912     630,833,104
------------------------------------------------------------------------------------
   Reinvestment of distributions                           36,276,142      35,715,975
------------------------------------------------------------------------------------
   Cost of shares redeemed                               (633,480,604)   (710,119,575)
------------------------------------------------------------------------------------
   Net   increase    (decrease)    from   Fund   share
      transactions                                         83,207,450     (43,570,496)
------------------------------------------------------------------------------------
   Increase (decrease) in net assets                       83,208,666     (43,570,496)
------------------------------------------------------------------------------------
   Net Assets
------------------------------------------------------------------------------------
   Beginning of period                                    668,213,315     711,783,811
------------------------------------------------------------------------------------
   End of period                                      $   751,421,981 $   668,213,315
---------------------------------------------------------------------------------------

Statements of Changes in Net Assets

Tax-Free

                                                               Year ended
                                                       July 31, 2001   July 31, 2000
---------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    25,576,868 $    26,923,023
---------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions            (44)              --
---------------------------------------------------------------------------------------
   Net  increase  (decrease)  in net assets  resulting
      from operations                                      25,576,824      26,923,023
---------------------------------------------------------------------------------------
   Distributions  to shareholders  from net investment
      income                                              (25,576,864)    (26,923,023)
---------------------------------------------------------------------------------------
   Fund share transactions at net asset value:
   Proceeds from shares sold                              680,938,086     873,623,983
---------------------------------------------------------------------------------------
   Reinvestment of distributions                           25,117,207      26,054,482
---------------------------------------------------------------------------------------
   Cost of shares redeemed                               (706,086,791)   (950,353,847)
---------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                            (31,498)    (50,675,382)
---------------------------------------------------------------------------------------
   Increase (decrease) in net assets                          (31,538)    (50,675,382)
---------------------------------------------------------------------------------------
   Net Assets
---------------------------------------------------------------------------------------
   Beginning of period                                    745,384,066     796,059,448
---------------------------------------------------------------------------------------
   End of period                                      $   745,352,528 $   745,384,066
---------------------------------------------------------------------------------------

financial highlights

Zurich Money Market Fund


   Year ended July 31,                  2001     2000      1999     1998      1997
-------------------------------------------------------------------------------------
   Selected Per Share Data
-------------------------------------------------------------------------------------
   Net asset value, beginning of period $ 1.00      1.00      1.00     1.00      1.00
-------------------------------------------------------------------------------------
   Net investment income                  0.05      0.06      0.05     0.05      0.05
-------------------------------------------------------------------------------------
   Less distributions from net
      investment income                  (0.05)    (0.06)    (0.05)   (0.05)    (0.05)
-------------------------------------------------------------------------------------
   Net asset value, end of period       $ 1.00      1.00      1.00     1.00      1.00
-------------------------------------------------------------------------------------
   Total Return (%)                       5.54^a,^b 5.78      4.89     5.38      5.27
-------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)                       5,787     5,104     5,110    4,539     4,362
-------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions  (%)                     0.42^c    0.44      0.46     0.48      0.45
-------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions  (%)                     0.41^c    0.44      0.46     0.48      0.45
-------------------------------------------------------------------------------------
   Ratio of net investment income (%)     5.38      5.61      4.78     5.24      5.14
-------------------------------------------------------------------------------------

^a Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note 6 in the Notes to Financial Statements). Without this contribution, the total return would have been lower.

^b   Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.41% and 0.41%, respectively (see Notes to the Financial Statements).

Zurich Government Money Fund

   Year ended July 31,                  2001     2000      1999     1998      1997
------------------------------------------------------------------------------------
   Selected Per Share Data
------------------------------------------------------------------------------------
   Net asset value, beginning of period $ 1.00     1.00      1.00     1.00      1.00
------------------------------------------------------------------------------------
   Net investment income                  0.05     0.05      0.05     0.05      0.05
------------------------------------------------------------------------------------
   Less distributions from net
      investment income                  (0.05)   (0.05)    (0.05)   (0.05)    (0.05)
------------------------------------------------------------------------------------
   Net asset value, end of period       $ 1.00     1.00      1.00     1.00      1.00
------------------------------------------------------------------------------------
   Total Return (%)                       5.44^a   5.59      4.78     5.33      5.26
------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)                         751      668       712      687       671
------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions (%)                      0.41^b   0.44      0.43     0.43      0.44
------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                      0.40^b   0.43      0.43     0.43      0.44
------------------------------------------------------------------------------------
   Ratio of net investment income (%)     5.27     5.43      4.67     5.20      5.13
------------------------------------------------------------------------------------

^a   Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.40% and 0.40%, respectively (see Notes to the Financial Statements).

Zurich Tax-Free Money Fund

   Year ended July 31,                  2001     2000      1999     1998      1997
------------------------------------------------------------------------------------
   Selected Per Share Data
------------------------------------------------------------------------------------
   Net asset value, beginning of period $ 1.00     1.00      1.00     1.00      1.00
------------------------------------------------------------------------------------
   Net investment income                  0.03     0.04      0.03     0.03      0.03
------------------------------------------------------------------------------------
   Less distributions from net
      investment income                  (0.03)   (0.04)    (0.03)   (0.03)    (0.03)
------------------------------------------------------------------------------------
   Net asset value, end of period       $ 1.00     1.00      1.00     1.00      1.00
------------------------------------------------------------------------------------
   Total Return (%)                       3.50^a   3.58      2.97     3.46      3.39
------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)                         745      745       796      816       771
------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions (%)                      0.36^b   0.39      0.36     0.36      0.37
------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                      0.35^b   0.39      0.36     0.36      0.37
------------------------------------------------------------------------------------
   Ratio of net investment income (%)     3.44     3.51      2.93     3.39      3.33
------------------------------------------------------------------------------------

^a   Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.35% and 0.35%, respectively (see Notes to the Financial Statements).

notes to financial statements

1. Significant Accounting Policies

Zurich Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich Tax-Free Money Fund invests in short-term high quality municipal securities.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Zurich Money Market Fund and the Zurich Tax-Free Money Fund had a net tax basis capital loss carryforward of approximately $111,000 and

$38,100, respectively, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or July 31, 2008 ($3,000) and July 31, 2009 ($108,000), the respective expiration dates for the Zurich Money Market Fund, and May 31, 2009 ($100) and May 31, 2003 ($38,000), the respective expiration dates for the Zurich Tax-Free Money Fund, whichever occurs first. In addition, from November 1, 2000 through July 31, 2001, the Zurich Money Market Fund and the Zurich Tax-Free Fund incurred approximately $194,000 and $26 of net realized capital losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2002.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions and Affiliates

Management Agreement. Each Fund has a management agreement with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215 million of combined average daily net assets declining to 0.25% of combined average daily net assets in excess of $800 million. During the year ended July 31, 2001, the Funds incurred the following management fees:

                                                      Management Fee  Effective
Fund                                                     Imposed        Rate
------------------------------------------------------------------------------
Zurich Money Market Fund                              $ 14,622,616      .27
------------------------------------------------------------------------------
Zurich Government Money Fund                             1,873,383      .27
------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                               1,969,197      .27
------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper

Service Company, is the shareholder service agent of the Trust. For the year ended July 31, 2001, SISC received shareholder services fees as follows:

                                                                 Unpaid at
Fund                                          Fee Imposed      July 31, 2001
------------------------------------------------------------------------------
Zurich Money Market Fund                     $  5,509,248    $    941,195
------------------------------------------------------------------------------
Zurich Government Money Fund                      634,539         107,837
------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                        514,574          85,664
------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $70,624. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election, under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear a portion of such costs.

                                                 Trustee      Trustee Severance
Fund                                             Severance     Absorbed by ZSI
-----------------------------------------------------------------------------
Zurich Money Market Fund                    $     29,840    $     14,920
-----------------------------------------------------------------------------
Zurich Government Money Fund                      14,642           7,321
-----------------------------------------------------------------------------
Zurich Tax-Free Money Fund                        15,110           7,555
-----------------------------------------------------------------------------

3. Expense Off-Set Arrangement

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2001, the Funds' custodian and transfer agent fees were reduced as follows:

                                                 Custodian    Transfer Agent
Fund                                                Fee             Fee
------------------------------------------------------------------------------
Zurich Money Market Fund                     $     26,255    $    149,178
------------------------------------------------------------------------------
Zurich Government Money Fund                        3,354          18,981
------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                          8,460          20,728
------------------------------------------------------------------------------

4. Line of Credit

The Funds and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5%. The Funds may borrow up to a maximum of 33% of its net assets under the agreement.

5. Reorganization

The Advisor has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds the Advisor advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by the Advisor and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. The Advisor has agreed to bear a portion of such costs.

                                                                  Reorganization
                                               Reorganization    Costs Absorbed
Fund                                              Costs             by ZSI
--------------------------------------------------------------------------------
Zurich Money Market Fund                       $    398,468    $    265,645
--------------------------------------------------------------------------------
Zurich Government Money Fund                         47,145          31,430
--------------------------------------------------------------------------------
Zurich Tax-Free Money Fund                           26,010          17,339
--------------------------------------------------------------------------------

6. Capital Contribution

On January 16, 2001, the Advisor voluntarily purchased $25,000,000 of Southern California Edison commercial paper from the Zurich Money Market Fund for $7,490,889 in excess of that security's value. The Fund recorded a realized loss of $7,490,889 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

7. Share Transactions

The following tables summarize share and dollar activity in the Funds:

                      Year Ended July 31, 2001        Year Ended July 31, 2000
Zurich Money
Market Fund            Shares          Dollars         Shares           Dollars
---------------------------------------------------------------------------------------
Shares sold
---------------------------------------------------------------------------------------
                     7,115,058,824  $ 7,115,241,499   7,683,681,521  $ 7,683,681,521
---------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions
---------------------------------------------------------------------------------------
                       288,466,463  $   288,466,463     275,652,792  $   275,652,792
---------------------------------------------------------------------------------------
Shares redeemed
---------------------------------------------------------------------------------------
                    (6,720,789,839) $(6,720,937,862) (7,964,964,771) $(7,964,964,771)
---------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
---------------------------------------------------------------------------------------
                                    $   682,770,100                   $   (5,630,458)
---------------------------------------------------------------------------------------


Zurich                 Year Ended July 31, 2001        Year Ended July 31, 2000
Government
Money Fund             Shares          Dollars         Shares           Dollars
---------------------------------------------------------------------------------------
Shares sold
------------------------------------------------------------------------------------
                       680,412,125  $   680,411,912     630,833,104  $   630,833,104
---------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions
------------------------------------------------------------------------------------
                        36,276,142  $    36,276,142      35,715,975  $    35,715,975
---------------------------------------------------------------------------------------
Shares redeemed
---------------------------------------------------------------------------------------
                      (633,483,423)  $ (633,480,604)   (710,119,575)  $ (710,119,575)
---------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
---------------------------------------------------------------------------------------
                                    $    83,207,450                   $  (43,570,496)
---------------------------------------------------------------------------------------

                      Year Ended July 31, 2001        Year Ended July 31, 2000
Zurich Tax-Free
Money Fund             Shares          Dollars         Shares           Dollars
---------------------------------------------------------------------------------------
Shares sold
---------------------------------------------------------------------------------------
                       680,936,784  $   680,938,086     873,623,983  $   873,623,983
---------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions
---------------------------------------------------------------------------------------
                        25,117,207 $     25,117,207      26,054,482  $    26,054,482
---------------------------------------------------------------------------------------
Shares redeemed
---------------------------------------------------------------------------------------
                      (706,087,021)  $ (706,086,791)   (950,353,847)  $ (950,353,847)
---------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions
---------------------------------------------------------------------------------------
                                     $      (31,498)                  $  (50,675,382)
---------------------------------------------------------------------------------------

report of Ernst & Young LLP,
independent auditors

The Board of Trustees and Shareholders of Zurich
Money Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Zurich Money Market Fund, Zurich Government Money Fund and Zurich Tax-Free Money Fund, comprising Zurich Money Funds, as of July 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2001, by correspondence with the custodian or other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich Money Funds at July 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                       /s/Ernst & Young LLP
September 7, 2001
tax information                                                      (Unaudited)

Of the dividends paid from net investment income for the Zurich Tax-Free Money Fund for the taxable year ended July 31, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-ZURICH-1 (987-4241).

shareholder meeting results

The annual shareholder meeting was held on May 25, 2001, for the Zurich Money Funds. Shareholders were asked to vote on two separate issues: to elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, and ratification of Ernst & Young LLP as independent auditors for the Funds' current fiscal year. The following are the results for each issue:

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

                                                       Number of Votes
Trustees                                            For             Withheld
------------------------------------------------------------------------------
John W. Ballantine                               2,950,804,367     75,710,685
------------------------------------------------------------------------------
Lewis A. Burnham                                 2,947,287,604     79,227,478
------------------------------------------------------------------------------
Mark S. Casady                                   2,946,966,855     79,548,227
------------------------------------------------------------------------------
Linda C. Coughlin                                2,949,269,169     77,245,913
------------------------------------------------------------------------------
Donald L. Dunaway                                2,952,427,717     74,087,364
------------------------------------------------------------------------------
James R. Edgar                                   2,947,635,414     78,879,667
------------------------------------------------------------------------------
William F. Glavin                                2,948,022,158     78,492,923
------------------------------------------------------------------------------
Robert B. Hoffman                                2,950,033,432     76,481,650
------------------------------------------------------------------------------
Shirley D. Peterson                              2,950,965,406     75,549,676
------------------------------------------------------------------------------
Fred B. Renwick                                  2,940,400,188     86,114,893
------------------------------------------------------------------------------
William P. Sommers                               2,946,726,757     79,788,324
------------------------------------------------------------------------------
John G. Weithers                                 2,946,505,340     80,009,742
------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as independent auditors for the Funds' current fiscal year.

   Affirmative                 Against                     Abstain
--------------------------------------------------------------------------------
   2,921,883,481               41,948,393                  62,683,208
--------------------------------------------------------------------------------

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


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


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

trustees and officers

Trustees
--------------------------------------------------------------------------------
John W. Ballantine        Donald L. Dunaway          Shirley D. Peterson
Trustee                   Trustee                    Trustee
--------------------------------------------------------------------------------
Lewis A. Burnham          James R. Edgar             Fred B. Renwick
Trustee                   Trustee                    Trustee
--------------------------------------------------------------------------------
Mark S. Casady            William F. Glavin, Jr.     William P. Sommers
Trustee and President     Trustee                    Trustee
--------------------------------------------------------------------------------
Linda C. Coughlin         Robert B. Hoffman          John G. Weithers
Trustee, Chairperson and  Trustee                    Trustee
Vice President

Officers
--------------------------------------------------------------------------------
Philip J. Collora         Richard L. Vandenberg      Maureen E. Kane
Vice President and        Vice President             Secretary
Assistant Secretary
--------------------------------------------------------------------------------
Kathryn L. Quirk          Linda J. Wondrack          Caroline Pearson
Vice President            Vice President             Assistant Secretary
--------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  John R. Hebble             Brenda Lyons
Vice President            Treasurer                  Assistant Treasurer

Legal Counsel          Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
                       Chicago, IL 60601
--------------------------------------------------------------------------------
Shareholder            Scudder Investments Service Company
Service Agent          P.O. Box 219151
                       Kansas City, MO 64121-9151
--------------------------------------------------------------------------------
Custodian              State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Transfer Agent         State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Independent Auditors   Ernst & Young LLP
                       200 Clarendon Street                 [LOGO]
                       Boston, MA 02116                     ZURICH


This report must be preceded or accompanied by  Zurich Scudder Investments, Inc.
a Zurich Money Funds prospectus.                222 South Riverside Plaza
                                                Chicago, IL 60606-5808
                                                www.zurichfunds.com
                                                1-888-987-4241